Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases
Schedule of sales-type lease income

	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
Financing income	45,993,173	5,502,703	337,355	48,912

Schedule of future minimum rental payments for operating leases

	As of December 31,
	2021	2022
	RMB	RMB	US$
1 year (Including 1 year)	40,321,257	7,217,720	1,046,471
1 year to 2 years (Including 2 years)	28,953,101	418,138	60,624
2 years to 3 years (Including 3 years)	27,307,080	33,840	4,906
3 years to 4 years (Including 4 years)	26,593,652	1,151	167
4 years to 5 years (Including 5 years)	22,452,011	—	—
Over 5 years	108,101,711	—	—
Total lease payments	253,728,812	7,670,849	1,112,168
Less: imputed interest	47,458,135	933,684	135,371
Present value of lease liabilities	206,270,677	6,737,165	976,797

Schedule of operating lease supplemental cash flow information

	For the years ended December 31,
	2021	2022
	RMB	RMB	US$
Cash payments for operating leases	72,086,693	49,405,583	7,163,136
Operating ROU assets released in exchange for operating lease liabilities	352,298,094	543,534,687	78,805,122
Operating ROU assets obtained in exchange for new operating lease liabilities	522,578,298	375,303,436	54,413,883